Inventories and Cost of Sales	12 Months Ended
Dec. 31, 2024
Inventories and Cost of Sales [Abstract]
Inventories and cost of sales
7.	Inventories and cost of sales

	2024		2023	2022

Finished goods	Ps.	1,877,018	1,395,220	1,568,459
Raw materials		272,958	257,686	109,681
Packing material		117,689	130,341	262,480
		2,267,665	1,783,247	1,940,620
Merchandise in transit		237,428	247,286	182,050
	Ps.	2,505,093	2,030,533	2,122,670

Inventories recognized within cost of sales in the income statement during the year were Ps.4,479,741, Ps.4,230,600 y Ps.3,953,007 for the years of 2024, 2023, and 2022, respectively.

The cost of inventories recognized as an expense includes Ps.78,932, Ps.81,913 and Ps.72,988, for the years 2024, 2023 and 2022, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.